Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Vessels, net	$ 236,925	$ 248,979
Advances for vessel purchase	15,052	15,051
Office furniture and equipment	91	101
Right of use asset	688	852
Restricted cash	2,000	2,770
Fair value of derivative financial instruments	0	181
Other non-current assets	10	10
Total non-current assets	254,766	267,944
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	334	442
Trade receivables, net	1,520	1,114
Inventories	1,385	1,226
Prepayments and other assets	2,266	2,373
Restricted cash	765	1,050
Cash and cash equivalents	48,327	46,837
Total current assets	54,597	53,042
TOTAL ASSETS	309,363	320,986
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(111,437)	(108,087)
Total equity	173,051	176,401
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	54,931	59,270
Financial Liabilities, net of current portion	49,091	50,014
Provision for staff retirement indemnities	256	191
Lease liabilities	371	531
Total non-current liabilities	104,649	110,006
CURRENT LIABILITIES
Current portion of long-term borrowings	6,323	6,946
Current portion of financial Liabilities	1,860	1,860
Sellers' Credit	19,000	19,000
Trade accounts payable	2,510	3,589
Accrued liabilities and other payables	1,380	2,156
Current portion of lease liabilities	338	332
Deferred revenue	252	696
Total current liabilities	31,663	34,579
TOTAL LIABILITIES	136,312	144,585
TOTAL EQUITY AND LIABILITIES	$ 309,363	$ 320,986